May 01, 2016

TRANSAMERICA PARTNERS FUNDS GROUP II

Supplement to the Currently Effective Prospectuses and Summary Prospectuses dated May 1, 2016

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Transamerica Partners Institutional Government Money Market

The following sentence is added as the first sentence of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses:

The fund invests in securities through an underlying master fund having the same investment goals and strategies.

Investors Should Retain this Supplement for Future Reference

July 29, 2016